Note 19 - Tax assets and Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Tax Assets And Liabilties Abstract
Disclosure Of Tax Assets And Liabiltiies Explanatory

Tax assets and liabilities

Consolidated tax group

Pursuant to current legislation, the BBVA Consolidated Tax Group includes the Bank (as the parent company) and its Spanish subsidiaries that meet the requirements provided for under Spanish legislation regulating the taxation regime for the consolidated profit of corporate groups.

The Group’s non-Spanish other banks and subsidiaries file tax returns in accordance with the tax legislation in force in each country.

Years open for review by the tax authorities

The years open to review in the BBVA Consolidated Tax Group as of December 31, 2017 are 2014 and subsequent years for the main taxes applicable.

The remainder of the Spanish consolidated entities in general have the last four years open for inspection by the tax authorities for the main taxes applicable, except for those in which there has been an interruption of the limitation period due to the start of an inspection.

In the year 2017 as a consequence of the tax authorities examination reviews, inspections were initiated through the year 2013 inclusive, and all such years closed with acceptance during the year 2017. In this way, these inspections did not constitute any material amount of the Consolidated Annual accounts due to the fact that their impact was provisioned.

In view of the varying interpretations that can be made of some applicable tax legislation, the outcome of the tax inspections of the open years that may be conducted by the tax authorities in the future may give rise to contingent tax liabilities which cannot be reasonably estimated at the present time. However, the Group considers that the possibility of these contingent liabilities becoming actual liabilities is remote and, in any case, the tax charge which might arise therefore would not materially affect the Group’s accompanying consolidated financial statements.

Reconciliation

The reconciliation of the Group’s corporate income tax expense resulting from the application of the Spanish corporation income tax rate and the income tax expense recognized in the accompanying consolidated income statements is as follows:

Reconciliation of Taxation at the Spanish Corporation Tax Rate to the Tax Expense Recorded for the Period (Millions of euros)
	2017		2016		2015
	Amount	Effective Tax %	Amount	Effective Tax %	Amount	Effective Tax %
Profit or (-) loss before tax	6,931		6,392		4,603
From continuing operations	6,931		6,392		4,603
Taxation at Spanish corporation tax rate 30%	2,079		1,918		1,381
Lower effective tax rate from foreign entities (*)	(307)		(298)		(221)
Mexico	(100)	27%	(105)	26%	(149)	25%
Chile	(29)	21%	(27)	17%	(28)	18%
Colombia	(3)	29%	22	36%	2	30%
Peru	(16)	27%	(18)	26%	(13)	28%
Turkey	(182)	21%	(176)	21%	-	-
Others	23		6		(33)
Revenues with lower tax rate (dividends)	(53)		(69)		(65)
Equity accounted earnings	(2)		(11)		(74)
Other effects	452		159		253
Current income tax	2,169		1,699		1,274
Continuing operations	2,169		1,699		1,274

(*) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.

The effective income tax rate for the Group in the years ended December 31, 2017, 2016 and 2015 is as follows:

Effective Tax Rate (Millions of euros)
	2017	2016	2015
Income from:
Consolidated Tax Group	(678)	(483)	(1,426)
Other Spanish Entities	29	52	107
Foreign Entities	7,580	6,823	5,922
Total	6,931	6,392	4,603
Income tax and other taxes	2,169	1,699	1,274
Effective Tax Rate	31.3%	26.6%	27.7%

In the year 2017, the changes in the nominal tax rate on corporate income tax, in comparison with those existing in the previous period, in the main countries in which the Group has a presence, have been in Chile (from 24,00% to 25,5%) and Peru (from 28,0% to 29,5%).

Income tax recognized in equity

In addition to the income tax expense recognized in the accompanying consolidated income statements, the Group has recognized the following income tax charges for these items in the consolidated total equity:

Tax recognized in total equity (Millions of euros)
	2017	2016	2015
Charges to total equity
Debt securities and others	(355)	(533)	(593)
Equity instruments	(74)	(2)	113
Subtotal	(429)	(535)	(480)
Total	(429)	(535)	(480)

Current and deferred taxes

The balance under the heading "Tax assets" in the accompanying consolidated balance sheets includes current and deferred tax assets. The balance under the “Tax liabilities” heading includes the Group’s various current and deferred tax liabilities. The details of the most important tax assets and liabilities are as follows:

Tax assets and liabilities (Millions of euros)
	2017	2016	2015
Tax assets
Current tax assets	2,163	1,853	1,901
Deferred tax assets	14,725	16,391	15,878
Pensions	395	1,190	1,022
Financial Instruments	1,453	1,371	1,474
Other assets (investments in subsidiaries)	357	662	554
Impairment losses	1,005	1,390	1,346
Other	870	1,236	981
Secured tax assets (*)	9,433	9,431	9,536
Tax losses	1,212	1,111	965
Total	16,888	18,245	17,779
Tax Liabilities
Current tax liabilities	1,114	1,276	1,238
Deferred tax liabilities	2,184	3,392	3,415
Financial Instruments	1,427	1,794	1,907
Charge for income tax and other taxes	757	1,598	1,508
Total	3,298	4,668	4,653

(*) Laws guaranteeing the deferred tax assets have been approved in Spain and Portugal in 2013 and 2014.

At the end of year 2017, certain fiscal reforms have taken place in some countries where the Group operates, specifically in the United States, Turkey and Argentina, that will come into force as of January 1, 2018. The main changes are the modification of the tax rates applied for year 2018 but this effect has consequences in the valuation of the deferred tax assets and liabilities at December 2017.The most significant variations of the deferred assets and liabilities in the years 2017, 2016 and 2015 derived from the followings causes:

Deferred tax assets and liabilities (Millions of euros)
	2017		2016		2015
	Deferred Assets	Deferred Liabilities	Deferred Assets	Deferred Liabilities	Deferred Assets	Deferred Liabilities
Balance at the beginning	16,391	3,392	15,878	3,418	10,391	3,177
Pensions	(795)	-	168	-	120	-
Financials Instruments	82	(367)	(103)	(113)	554	(189)
Other assets	(305)	-	108	-	19	-
Impairment losses	(385)	-	44	-	305	-
Others	(366)	(841)	255	-	76	-
Guaranteed Tax assets	2	-	(105)	-	4,655	-
Tax Losses	101	-	146	-	(242)	-
Charge for income tax and other taxes	-	-	-	87	-	430
Balance at the end	14,725	2,184	16,391	3,392	15,878	3,418

With respect to the changes in assets and liabilities due to deferred tax contained in the above table, the following should be pointed out:

  The evolution of the deferred tax assets and liabilities (without taking into consideration the guaranteed deferred tax asset and the tax losses) in net terms is a decrease of €561 million mainly due to the register in non-current assets and disposal groups held for sale of the mayority of the tax assets and liabilities of Chile, to the regularization of the tax assets and liabilities of the United States due to the tax reform and to the operation of the corporate income tax in which differences between accounting and taxation produce movements in the deferred taxes.
  The increase in tax losses is mainly due to the generation of negative tax bases and deductions during year 2017.

On the deferred tax assets and liabilities contained in the table above, those included in section 19.4 above have been recognized against the entity's equity, and the rest against earnings for the year.

As of December 31, 2017, 2016 and 2015, the estimated amount of temporary differences associated with investments in subsidiaries, joint ventures and associates, which were not recognized deferred tax liabilities in the accompanying consolidated balance sheets, amounted to 376 million euros, 874 million euros and 656 million euros, respectively.

Of the deferred tax assets contained in the above table, the detail of the items and amounts guaranteed by the Spanish and Portuguese governments, broken down by the items that originated those assets is as follows:

Secured tax assets (Millions of euros)
	2017	2016	2015
Pensions	1,897	1,901	1,904
Impairment losses	7,536	7,530	7,632
Total	9,433	9,431	9,536

As of December 31, 2017, non-guaranteed net deferred tax assets of the above table amounted to €3,108 million (€3,568 and €2,924 million as of December 31, 2016 and 2015 respectively), which broken down by major geographies is as follows:

  Spain: Net deferred tax assets recognized in Spain totaled €2,052 million as of December 31, 2017 (€2,007 and €1,437 million as of December 31, 2016 and 2015, respectively). €1,184 million of the figure recorded in the year ended December 31, 2017 for net deferred tax assets related to tax credits and tax loss carry forwards and €868 million relate to temporary differences.
  Mexico: Net deferred tax assets recognized in Mexico amounted to €615 million as of December 31, 2017 (€698 and €608 million as of December 31, 2016 and 2015, respectively). 98,24% of deferred tax assets as of December 31, 2017 relate to temporary differences. The remainders are tax credits carry forwards.
  South America: Net deferred tax assets recognized in South America amounted to €26 million as of December 31, 2017 (€362 and €330 million as of December 31, 2016 and 2015, respectively). All the deferred tax assets relate to temporary differences.
  The United States: Net deferred tax assets recognized in The United States amounted to €180 million as of December 31, 2017 (€345 and €300 million as of December 31, 2016 and 2015, respectively). All the deferred tax assets relate to temporary differences.
  Turkey: Net deferred tax assets recognized in Turkey amounted to €224 million as of December 31, 2017 (€135 and €217 million as of December 31, 2016 and 2015 respectively). As of December 31, 2017, all the deferred tax assets correspond to €13 million of tax credits related to tax losses carry forwards and deductions and €211 million relate to temporary differences.

Based on the information available as of December 31, 2017, including historical levels of benefits and projected results available to the Group for the coming years, it is considered that sufficient taxable income will be generated for the recovery of above mentioned unsecured deferred tax assets when they become deductible according to the tax laws.

On the other hand, the Group has not recognized certain deductible temporary differences, negative tax bases and deductions for which, in general, there is no legal period for offsetting, amounting to approximately 2,284 million euros, which are mainly originated by Catalunya Banc.